Stock-based compensation - Stock options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary of outstanding stock options
Outstanding at beginning of period (in shares)	2,591,520
Granted (in shares)	1,169,600
Forfeited and cancelled (in shares)	(329,518)
Exercised (in shares)	181,818
Outstanding at end of period (in shares)	3,249,784	2,591,520
Vested and exercisable at end of period (in shares)	1,158,660
Vested and expected to vest at end of the period (in shares)	2,860,743
Weighted-Average Exercise Price
Granted (in dollars per share)	$ 4.28
Forfeited and cancelled (in dollars per share)	12.85
Exercised (in dollars per share)	1.32
Outstanding (in dollars per share)	11.00	$ 13.59
Vested and exercisable at end of period (in dollars per share)	11.37
Vested and expected to vest at end of period (in dollars per share)	$ 10.73
Additional Disclosures
Weighted Average Remaining Contractual Term, Outstanding	6 years 10 months 21 days	5 years 11 months 19 days
Weighted Average Remaining Contractual Term, Vested and exercisable	4 years 10 months 28 days
Weighted Average Remaining Contractual Term, Vested and expected to vest	6 years 6 months 7 days
Aggregate Intrinsic Value (in dollars)		$ 1,844